SHORT-TERM AND LONG-TERM LOANS	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
SHORT-TERM AND LONG-TERM LOANS
13.	SHORT-TERM AND LONG-TERM LOANS

Short-term and long-term loans consisted of the following:

	As of December 31,
	2014	2015
	US$	US$

Short-term loans	80,750	100,000

Long-term loans	100,000	-

Short-term loans outstanding as of December 31, 2014 and 2015 represent US$ denominated bank borrowings of US$80,750 and US$100,000, respectively, obtained from financial institutions in the United States. These bank borrowings were secured by RMB denominated bank deposits placed with financial institutions in the PRC of US$97,988 and US$103,179 as of December 31, 2014 and 2015, respectively. Pledged deposits amounting to US$103,179 (2014: US$97,988) and nil (2014: US$109,495) were classified as “restricted cash, current” and “restricted cash, non-current” on the consolidated balance sheets. The short-term bank borrowings are repayable on demand and bear interest rates of London InterBank Offered Rate (“LIBOR”) plus 1% (2014: LIBOR plus 1.0% to 2.6%). During the year ended December 31, 2015, loans with principal amounts of US$80,750 as of December 31, 2014 were repaid and the related pledged deposits amounting to US$92,336 were released by the respective financial institutions.

The long-term loans as of December 31, 2014 were reclassified to short-term loans as of December 31, 2015 as the maturity period was within one year.

The Group had undrawn lines of credit with various financial institutions of US$59,999 as of December 31, 2014. As of December 31, 2015, the Group’s undrawn lines of credit were insignificant.